(Loss) Earnings Per Share (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	15.5